Note 26 - Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
26.	SUBSEQUENT EVENT

i)	On January 2, 2014, the Company granted restricted shares of an aggregate 1,100,240 ordinary shares to selected employees and executives.

ii)
On March 25, 2014, the Company extended the payment date of the consideration receivable and the maturity date of the loan made to the Langfang Developer to September 20, 2014. On April 14, 2014, the Langfang Developer’s 100% shares equity were pledged to the Company.